CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Total
Balance, Beginning at Mar. 31, 2011	$ 8,682	$ 24,483,918	$ (5,229)	$ (25,867,037)	$ (1,379,666)
Balance, Beginning, shares at Mar. 31, 2011	86,818,532		(5,228,188)
Common Stock Issued for Note Conversions	409	818,210			818,619
Common Stock Issued for Note Conversions, shares	4,093,101
Common Stock Issued for Cash	1,000	2,499,080			2,500,080
Common Stock Issued for Cash, shares	10,000,320
Common Stock Issued for Services	25	59,975			60,000
Common Stock Issued for Services, shares	250,000
Warrants Issued for Services		21,000			21,000
Share Based Compensation		171,633			171,633
Net (Loss)				(4,915,295)	(4,915,295)
Balance, Ending at Mar. 31, 2012	10,116	28,053,816	(5,229)	(30,782,332)	(2,723,629)
Balance, Ending shares at Mar. 31, 2012	101,161,953		(5,228,188)
Common Stock Issued for Note Conversions	430	2,912,913			2,913,343
Common Stock Issued for Note Conversions, shares	4,293,370
Common Stock Issued for Note Conversions 2	91	502,270			502,361
Common Stock Issued for Note Conversions 2, shares	913,384
Common Stock Issued for Services	10	70,990			71,000
Common Stock Issued for Services, shares	100,000
Common Stock Issued for Exercised Warrants	41	(41)
Common Stock Issued for Exercised Warrants, shares	411,473
Common Stock Issued for Financings	278	1,591,722			1,592,000
Common Stock Issued for Financings, shares	2,776,000
Benficial Conversion Feature		347,272			347,272
Share Based Compensation		164,507			164,507
Net (Loss)				(7,194,792)	(7,194,792)
Balance, Ending at Mar. 31, 2013	$ 10,966	$ 33,643,449	$ (5,229)	$ (37,977,124)	$ (4,327,938)
Balance, Ending shares at Mar. 31, 2013	109,656,180		(5,228,188)